Investment in Securities (Schedule of Investment in Securities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Schedule of Investments [Line Items]
Trading securities	[1]	¥ 569,074	¥ 725,821
Variable Annuity and Variable Life Insurance Contracts
Schedule of Investments [Line Items]
Trading securities		¥ 547,850	¥ 704,313

[1]	The amount of assets under management of variable annuity and variable life insurance contracts included in trading securities were ¥704,313 million and ¥547,850 million as of March 31, 2016 and 2017, respectively.